Earnings and Dividends Per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended	3 Months Ended								12 Months Ended
	May 16, 2017	Apr. 30, 2017 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Earnings per share
Net earnings attributable to Ball Corporation | $			$ 159	$ 48	$ 99	$ 68	$ 52	$ 31	$ 307	$ (127)	$ 374	$ 263	$ 281
Basic weighted average common shares | shares											350,269	316,542	274,600
Effect of dilutive securities (in shares) | shares											6,716	6,342	7,368
Weighted average shares applicable to diluted earnings per share | shares											356,985	322,884	281,968
Basic (in dollars per share) | $ / shares			$ 0.45	$ 0.14	$ 0.28	$ 0.19	$ 0.15	$ 0.09	$ 1.08	$ (0.45)	$ 1.07	$ 0.83	$ 1.02
Diluted (in dollars per share) | $ / shares			$ 0.45	$ 0.13	$ 0.28	$ 0.19	$ 0.15	$ 0.09	$ 1.06	$ (0.45)	1.05	0.81	1.00
Stock split ratio	2
Dividends declared (in dollars per share) | $ / shares		$ 0.10
Dividends paid (in dollars per share) | $ / shares											$ 0.365	$ 0.26	$ 0.26
Stock option and SSARs
Earnings per share
Number of outstanding options excluded from computation of diluted earnings per share | shares											2,000	2,000	2,000